Variable interest entities	12 Months Ended
Dec. 31, 2023
Securitizations And Variable Interest Entities Disclosure [Abstract]
Variable interest entities	Variable interest entities
We have variable interests in variable interest entities (“VIEs”), which include investments in retail, institutional and alternative investment funds.

We earn management fees from these funds, as well as performance fees in certain funds, and may also provide start-up capital for new funds. The funds are primarily financed by our customers’ investments in the funds’ equity or debt.

Additionally, we invest in qualified affordable housing and renewable energy projects, which are designed to generate a return primarily through the realization of tax credits. The projects, which are structured as limited partnerships and limited liability companies, are also VIEs, but are not consolidated.

The following table presents the incremental assets and liabilities included in the consolidated balance sheet as of Dec. 31, 2023 and Dec. 31, 2022. The net assets of any consolidated VIE are solely available to settle the liabilities of the VIE and to settle any investors’ ownership liquidation requests, including any seed capital we invested in the VIE.

Consolidated investment management funds
	Dec. 31,
(in millions)	2023	2022
Trading assets	$510	$203
Other assets	16	6
Total assets (a)	$526	$209
Other liabilities	$1	$1
Total liabilities (b)	$1	$1
Nonredeemable noncontrolling interests (c)	$50	$7
(a)    Includes VMEs with assets of $91 million at Dec. 31, 2023 and $86 million at Dec. 31, 2022.
(b)    Includes VMEs with liabilities of $1 million at Dec. 31, 2023 and $1 million at Dec. 31, 2022.
(c)    Includes VMEs with nonredeemable noncontrolling interests of $12 million at Dec. 31, 2023 and $7 million at Dec. 31, 2022.

We have not provided financial or other support that was not otherwise contractually required to be provided to our VIEs. Additionally, creditors of any consolidated VIEs do not have any recourse to the general credit of BNY Mellon.
Non-consolidated VIEs

As of Dec. 31, 2023 and Dec. 31, 2022, the following assets and liabilities related to the VIEs where we are not the primary beneficiary were included in our consolidated balance sheets and primarily related to accounting for our investments in qualified affordable housing and renewable energy projects.

The maximum loss exposure indicated in the following table relates solely to our investments in, and unfunded commitments to, the VIEs.

Non-consolidated VIEs	Dec. 31, 2023	Dec. 31, 2022
(in millions)
Other assets	$2,337	$2,235
Other liabilities	596	614
Maximum loss exposure	2,934	2,850